RELATED PARTY INFORMATION - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
FCA Group
Related Party Transaction [Line Items]
Net sales	$ 168	$ 174	$ 564	$ 500
Cost of goods sold	86	110	348	336
Selling, general and administrative expenses	36	40	112	112
Trade receivables	13		13		$ 17
Trade payables	104		104		96
Unconsolidated subsidiaries and affiliates
Related Party Transaction [Line Items]
Net sales	201	236	845	730
Cost of goods sold	113	$ 117	356	$ 327
Trade receivables	170		170		102
Trade payables	$ 82		$ 82		$ 97